Schedule of information about movement of quality assurance receivable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Beginning balance	¥ 529,392	¥ 374,304	¥ 239,506
Provision for credit losses	378,695	354,366	176,310
Write-offs	(481,138)	(199,278)	(41,512)
Ending balance	¥ 426,949	¥ 529,392	¥ 374,304